Property and Equipment, Net	12 Months Ended
Feb. 28, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the followings:

	As of
	February 29, 2024	February 28, 2025
	RMB	RMB	USD
Construction and buildings	—	116,070	15,938
Leasehold improvement	5,501	8,827	1,212
Motor vehicles	2,772	1,634	224
Electronic equipment	3,275	4,334	595
Office equipment & furniture	1,355	6,787	932
Construction in progress	63,859	471	65
Total	76,762	138,123	18,966
Less: accumulated depreciation	10,693	12,895	1,771
Property and equipment, net	66,069	125,228	17,195

The construction and buildings as of February 28, 2025, are mainly the study camps in Wuyuan, Jiangxi, which were mainly completed in July 2024 and November 2024.

For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, depreciation expenses were RMB2,802, RMB3,735 and RMB3,617 (US$497), respectively.

The Group recorded impairment loss for property and equipment of nil, RMB3,674 and nil for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively. The impairment loss for the year ended February 29, 2024 arose as a result of the plan to cease the operation of several study camps.